Supplementary Condensed Consolidating Financial Information of Parent Guarantor and Subsidiary Issuers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Supplementary Condensed Consolidating Financial Information of Parent Guarantor and Subsidiary Issuers
Summary of financial information for GLPI as the parent guarantor, for GLP Capital, L.P. and GLP Financing II, Inc. as the subsidiary issuers and the other subsidiary non-issuers

			Other
	Parent	Subsidiary	Subsidiary
	Guarantor	Issuers	Non-Issuers	Eliminations	Consolidated
	(in thousands)
At March 31, 2014
Condensed Consolidating Balance Sheet
Real estate investments, net	$—	$2,013,643	$140,010	$—	$2,153,653
Intercompany transactions and investment in subsidiaries	(82,258)	393,503	122,853	(434,098)	—
Other	42,395	85,340	280,498	—	408,233
Total assets	$(39,863)	$2,492,486	$543,361	$(434,098)	$2,561,886

Other liabilities	$28,165	$74,940	$26,809		$129,914
Intercompany debt			193,595	(193,595)	—
Long-term debt	—	2,500,000	—	—	2,500,000
Total shareholders’ (deficit) equity	(68,028)	(82,454)	322,955	(240,501)	(68,028)
Total liabilities and shareholders’ (deficit) equity	$(39,863)	$2,492,486	$543,359	$(434,096)	$2,561,886

Quarter ended March 31, 2014
Condensed Consolidating Statement of Operations
Net revenues	$—	$115,072	$43,256	$—	$158,328
Operating expenses	14,522	34,630	34,842	—	83,994
Income (loss) from operations	(14,522)	80,442	8,414	—	74,334
Other income (expenses)
Intercompany dividends and interest	275,011	6,384	279,607	(561,002)	—
Other income (expenses)	—	(26,373)	(2,055)	—	(28,428)
Total other income (expenses)	275,011	(19,989)	277,552	(561,002)	(28,428)
Net income (loss) before income taxes	260,489	60,453	285,966	(561,002)	45,906
Taxes on income	—	—	1,594	—	1,594
Net income (loss)	$260,489	$60,453	$284,372	$(561,002)	$44,312

Quarter ended March 31, 2014
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	$217,250	$(329,090)	$191,567	$—	$79,727
Net cash used in investing activities	(1,532)	(25,826)	(182,601)	—	(209,959)
Net cash (used in) provided by financing activities	(256,719)	150,008	—	—	(106,711)
Net (decrease) increase in cash and cash equivalents	(41,001)	(204,908)	8,966	—	(236,943)
Cash and cash equivalents at beginning of period	42,801	221,096	21,324	—	285,221
Cash and cash equivalents at end of period	$1,800	$16,188	$30,290	$—	$48,278

			Other
	Parent	Subsidiary	Subsidiary
	Guarantor	Issuers	Non-Issuers	Eliminations	Consolidated
	(in thousands)
At December 31, 2013
Condensed Consolidating Balance Sheet
Real estate investments, net	$—	$2,010,303	$—	$—	$2,010,303
Intercompany transactions and investment in subsidiaries	104,391	208,739	308,157	(621,287)	—
Other	83,083	285,514	229,996	343	598,936
Total assets	$187,474	$2,504,556	$538,153	(620,944)	$2,609,239

Total other liabilities	$45,045	$47,906	$23,517	342	$116,810
Total long-term debt	—	2,350,000	—	—	2,350,000
Total shareholders’ equity	142,429	106,650	514,637	(621,287)	142,429
Total liabilities and shareholders’ equity	$187,474	$2,504,556	$538,154	$(620,945)	$2,609,239

Quarter ended March 31, 2013
Condensed Consolidating Statement of Operations
Net revenues	$—	$—	$42,649	$—	$42,649
Total operating expenses	—	—	35,839	—	$35,839
Income from operations	—	—	6,810	—	6,810
Other income (expenses)	—	—	(1,280)	—	$(1,280)
Net income before income taxes	—	—	5,530	—	$5,530
Taxes on income	—	—	2,316	—	$2,316
Net income	$—	$—	$3,214	$—	$3,214

Quarter ended March 31, 2013
Condensed Consolidating Statement of Cash Flows
Net cash used in operating activities	$—	$—	$(3,759)	$—	$(3,759)
Net cash used in investing activities	—	—	(895)	—	(895)
Net cash provided by financing activities	—	—	7,280	—	7,280
Net increase in cash and cash equivalents	—	—	2,626	—	2,626
Cash and cash equivalents at beginning of period	—	—	14,562	—	14,562
Cash and cash equivalents at end of period	$—	$—	$17,188	$—	$17,188

			Other
	Parent	Subsidiary	Subsidiary
	Guarantor	Issuers	Non-Issuers	Eliminations	Consolidated
	(in thousands)
At December 31, 2013
Condensed Consolidating Balance Sheet
Real estate investments, net	$—	$2,010,303	$—	$—	$2,010,303
Intercompany transactions and investment in subsidiaries	104,391	208,739	308,157	(621,287)	—
Other	83,083	285,514	229,996	343	598,936
Total assets	$187,474	$2,504,556	$538,153	$(620,944)	$2,609,239

Other liabilities	$45,045	$47,906	$23,516	$343	$116,810
Intercompany debt	—	—	—	—	—
Long-term debt	—	2,350,000	—	—	2,350,000
Total shareholders’ equity	142,429	106,650	514,637	(621,287)	142,429
Total liabilities and shareholders’ equity	$187,474	$2,504,556	$538,153	$(620,944)	$2,609,239

Year Ended December 31, 2013
Condensed Consolidating Statement of Operations
Net revenues	$—	$76,557	$165,572	$—	$242,129
Operating expenses	19,800	22,424	139,323	—	181,547
Income (loss) from operations	(19,800)	54,133	26,249	—	60,582
Other income (expenses)
Intercompany dividends and interest	68,955		68,955	(137,910)	—
Other income (expenses)	—	(19,254)	(4,202)	—	(23,456)
Total other income (expenses)	68,955	(19,254)	64,753	(137,910)	(23,456)
Net income (loss) before income taxes	49,155	34,879	91,002	(137,910)	37,126
Taxes on income	643	7,824	8,829	—	17,296
Net income (loss)	$48,512	$27,055	$82,173	$(137,910)	$19,830

Year Ended December 31, 2013
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	$68,082	$(81,887)	$94,437	$—	$80,632
Net cash used in investing activities	(5,562)	(7,480)	(3,233)	—	(16,275)
Net cash (used in) provided by financing activities	(19,719)	310,463	(84,442)	—	206,302
Net increase in cash and cash equivalents	42,801	221,096	6,762	—	270,659
Cash and cash equivalents at beginning of year	—	—	14,562	—	14,562
Cash and cash equivalents at end of year	$42,801	$221,096	$21,324	$—	$285,221

			Other
	Parent	Subsidiary	Subsidiary
	Guarantor	Issuers	Non-Issuers	Eliminations	Consolidated
	(in thousands)
At December 31, 2012
Condensed Consolidating Balance Sheet
Total real estate assets	$—	$—	$—	$—	$—
Total other assets	—	—	267,075	—	267,075
Total assets	$—	$—	$267,075	$—	$267,075

Total other liabilities	$—	$—	$30,745	$—	$30,745
Total long-term debt	—	—	—	—	—
Total shareholders’ equity	—	—	236,330	—	236,330
Total liabilities and shareholders’ equity	$—	$—	$267,075	$—	$267,075

Year Ended December 31, 2012
Condensed Consolidating Statement of Operations
Net revenues	$—	$—	$210,643	$—	$210,643
Total operating expenses	—	—	166,975	—	$166,975
Income from operations	—	—	43,668	—	43,668
Other income (expenses)	—	—	(6,318)	—	$(6,318)
Net income before income taxes	—	—	37,350	—	$37,350
Taxes on income	—	—	14,431	—	$14,431
Net income	$—	$—	$22,919	$—	$22,919

Year Ended December 31, 2012
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities	$—	$—	$26,744	$—	$26,744
Net cash used in investing activities	—	—	(4,810)	—	(4,810)
Net cash used in financing activities	—	—	(24,518)	—	(24,518)
Net decrease in cash and cash equivalents	—	—	(2,584)	—	(2,584)
Cash and cash equivalents at beginning of year	—	—	17,146	—	17,146
Cash and cash equivalents at end of year	$—	$—	$14,562	$—	$14,562

			Other
	Parent	Subsidiary	Subsidiary
	Guarantor	Issuers	Non-Issuers	Eliminations	Consolidated
	(in thousands)
Year ended December 31, 2011
Condensed Consolidating Statement of Operations
Net revenues	$—	$—	$231,884	$—	$231,884
Total operating expenses	—	—	179,371	—	$179,371
Income from operations	—	—	52,513	—	52,513
Other income (expenses)	—	—	(6,954)	—	$(6,954)
Net income before income taxes	—	—	45,559	—	$45,559
Taxes on income	—	—	18,875	—	$18,875
Net income	$—	$—	$26,684	$—	$26,684

Year ended December 31, 2011
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities	$—	$—	$56,840	$—	$56,840
Net cash used in investing activities	—	—	(8,171)	—	(8,171)
Net cash used in financing activities	—	—	(50,436)	—	(50,436)
Net decrease in cash and cash equivalents	—	—	(1,767)	—	(1,767)
Cash and cash equivalents at beginning of year	—	—	18,913	—	18,913
Cash and cash equivalents at end of year	$—	$—	$17,146	$—	$17,146